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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Tel: 202-739-3000
Fax: 202-739-3001
www.morganlewis.com


W. John McGuire
Partner
202.739.5654
wjmcguire@morganlewis.com



May 8, 2006


VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: Bishop Street Funds
    File Nos. 33-80514 and 811-08572

Ladies and Gentlemen:

On behalf of Bishop Street Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 25, which was filed with the US Securities and Exchange Commission via EDGAR on May 1, 2006.

Please do no hesitate to contact me at (202) 739-5654 should you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire
W. John McGuire


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